JOHN HANCOCK INVESTMENT MANAGEMENT

200 Berkeley Street

Boston, Massachusetts 02116

February 22, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investors Trust (“JHI”)

File Nos. 333- 251350; 811-04173

John Hancock Tax-Advantaged Global Shareholder Yield Fund (“HTY”)

File Nos. 333-251351; 811-22056

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment companies (each, a “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to each Fund’s Registration Statement on Form N-2 (each, a “Registration Statement”) with respect to the proposed offering by the Funds of additional common shares of beneficial interest, no par value per share with respect to JHI and $0.01 par value per share with respect to HTY (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

Each Registration Statement has been amended as stated in our correspondence filing made on February 19, 2021 in response to the Staff’s comments received January 19, 2021 and January 20, 2021. We request that the Staff review each Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any further comments.

In accordance with Rule 111 under the 1933 Act, the Fund has sent by wire transfer to the Commission’s account at U.S. Bank the amounts required in payment of the required registration fees, as applicable. No payment is required in connection with either filing. With respect to JHI, a registration fee amount of $1,979, which represents that portion of the registration fee attributable to the unsold Common Shares under the Fund’s Registration Statement on Form N-2 (File No. 333-222087) filed February 23, 2018, is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act. With respect to HTY, a registration fee amount of $643, which represents that portion of the registration fee attributable to the unsold Common Shares under the Fund’s Registration Statement on Form N-2 (File No. 333-222088) filed February 23, 2018, is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the 1933 Act.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (617) 572-0138.

Sincerely,

/s/ Ariel Ayanna
Ariel Ayanna
Assistant Secretary